Pension Plan and Employee Benefits, Fair Value of Pension Plan Assets (Details) - Pension Benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Apr. 13, 2016	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2014
Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				$ 338,128
Investments Measured at Net Asset Value				42,362
Interest Accrual				3,042
Total net assets			$ 398,515	383,532	$ 412,803
Predecessor [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				4,568
Predecessor [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				13,816
Predecessor [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				48,792
Predecessor [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				47,801
Predecessor [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				22,853
Predecessor [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				17,890
Total net assets			17,871	17,890	$ 18,792
Predecessor [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				182,408
Predecessor [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				84,470
Predecessor [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				13,816
Predecessor [Member] | Level 1 [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 1 [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				47,801
Predecessor [Member] | Level 1 [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				22,853
Predecessor [Member] | Level 1 [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 1 [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				235,768
Predecessor [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				4,568
Predecessor [Member] | Level 2 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 2 [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				48,792
Predecessor [Member] | Level 2 [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 2 [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 2 [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 2 [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				182,408
Predecessor [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				17,890
Predecessor [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 3 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 3 [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 3 [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 3 [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0
Predecessor [Member] | Level 3 [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				17,890
Predecessor [Member] | Level 3 [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				$ 0
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 361,852
Investments Measured at Net Asset Value	38,886
Interest Accrual	2,977
Total net assets	403,715		$ 398,515
Successor [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,817
Successor [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,311
Successor [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,543
Successor [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52,663
Successor [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,191
Successor [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,668
Total net assets	18,668	$ 17,871
Successor [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	185,659
Successor [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	103,165
Successor [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,311
Successor [Member] | Level 1 [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 1 [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52,663
Successor [Member] | Level 1 [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,191
Successor [Member] | Level 1 [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 1 [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	240,019
Successor [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,817
Successor [Member] | Level 2 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 2 [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,543
Successor [Member] | Level 2 [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 2 [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 2 [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 2 [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	185,659
Successor [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,668
Successor [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 3 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 3 [Member] | Obligations of U.S. Government, U.S. Government Agencies, and state and local governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 3 [Member] | Mutual funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 3 [Member] | Mutual funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Successor [Member] | Level 3 [Member] | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,668
Successor [Member] | Level 3 [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0